BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss per share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	2,502,277	739,567
Options
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	14,810	14,810
Warrants
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	408,359	408,359
Convertible notes payable that convert into common stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect		316,398
Issuable shares upon potential conversion of convertible notes
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	2,079,108